JPMorgan High Yield Fund Investment Objectives and Goals - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan High Yield Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: R2/JHYZX; R3/JRJYX; R4/JRJKX; R5/JYHRX; R6/JHYUX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.
Objective, Secondary [Text Block]	Capital appreciation is a secondary objective.